EQUITY-BASED COMPENSATION - Awards Activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of awards
Outstanding at beginning of year (in shares)	29,906	26,961
Granted (in shares)	0	4,000
Exercises (in shares)		(10)
Pre-vesting forfeitures		(698)
Post-vesting cancellations		(347)
Outstanding at end of year (in shares)		29,906	26,961
Exercisable at end of year (in shares)		21,465
Weighted Average Exercise Price
Outstanding at beginning of year (in dollar per share)	$ 4.71	$ 4.73
Granted (in dollar per share)		4.25
Exercises (in dollar per share)		3.50
Pre-vesting forfeitures (in dollar per share)		3.45
Post-vesting cancellations (in dollar per share)		3.65
Outstanding at end of year (in dollar per share)		4.71	$ 4.73
Exercisable at end of year (in dollar per share)		$ 5.06
Weighted average remaining contractual life (years)
Outstanding at year end		5 years 10 months 13 days	6 years 4 months 13 days
Exercisable at year end		4 years 10 months 28 days